Schedule of Results of the Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses
Professional Fees	$ 62,871	$ 72,234	$ 112,845
General and administrative expenses	79,927	116,135	241,645
Depreciation and amortization	255	501	19,798
Net operating loss	(254,417)	(297,302)	(518,300)
Other income	212	46	539
Foreign exchange gain (loss)	(13,681)	12,056	(33,991)
Net loss from discontinued operations	(13,031)	(88)	(384,957)
Discontinued Operations [Member]
Expenses
Field camps expenses	0	25,654	188,522
Geophysics	0	0	18,905
Drilling	0	0	93,138
Professional Fees	2,149	2,494	1,194
General and administrative expenses	10,867	18,293	40,341
Impairment of mineral properties	295	0	0
Depreciation and amortization	24	10,408	30,652
Net operating loss	(13,335)	(56,849)	(372,752)
Other income	0	57,226	1,751
Foreign exchange gain (loss)	304	(465)	(13,956)
Net loss from discontinued operations	$ (13,031)	$ (88)	$ (384,957)